NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenue	$ 9,717	$ 7,243
Net income (loss)	4,574	(1,435)
Other comprehensive income (loss)	36	11
Total comprehensive income (loss)	4,610	(1,424)
Net cash provided by (used in) operating activities	2,833	1,765
Net cash used in investing activities	50	(1,494)
Net cash used in financing activities	(1,139)	(925)
Net increase (decrease) in cash and equivalents	1,743	(663)
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Revenue	2,707	0
Net income (loss)	739	0
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	739	0
Dividends paid to NCI	236	0
Net cash provided by (used in) operating activities	1,296	0
Net cash used in investing activities	(539)	0
Net cash used in financing activities	(379)	0
Net increase (decrease) in cash and equivalents	378	0
Pueblo Viejo
Disclosure of subsidiaries [line items]
Revenue	1,409	1,333
Net income (loss)	708	206
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	708	206
Dividends paid to NCI	158	0
Net cash provided by (used in) operating activities	504	272
Net cash used in investing activities	(107)	(144)
Net cash used in financing activities	(397)	(108)
Net increase (decrease) in cash and equivalents	0	20
Loulo Gounkoto
Disclosure of subsidiaries [line items]
Revenue	1,007	0
Net income (loss)	158	0
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	158	0
Dividends paid to NCI	16	0
Net cash provided by (used in) operating activities	259	0
Net cash used in investing activities	(130)	0
Net cash used in financing activities	(80)	0
Net increase (decrease) in cash and equivalents	49	0
Tongon
Disclosure of subsidiaries [line items]
Revenue	384	0
Net income (loss)	(29)	0
Other comprehensive income (loss)	0	0
Total comprehensive income (loss)	(29)	0
Dividends paid to NCI	11	0
Net cash provided by (used in) operating activities	129	0
Net cash used in investing activities	61	0
Net cash used in financing activities	(107)	0
Net increase (decrease) in cash and equivalents	$ 83	$ 0